SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Acquisition of Axelcroft Group

In February 2021, MLU B.V., a subsidiary of the Company, entered into a Share purchase agreement with Fasten CY limited and completed the acquisition of 100% of the shares in Axelcroft Limited and its subsidiaries (“Axelcroft Group”), which held certain assets of the ride-hailing and cargo business of Vezet Group, for cash consideration of up to $178.0 (RUB 13,440 at the exchange rate as of February 2, 2021, the Share purchase agreement date), including deferred payment and contingent consideration of up to $78.0 (RUB 5,889 at the exchange rate as of February 2, 2021, the Share purchase agreement date) subject to successful achievement of certain integration milestones. Given the recent timing of the transaction, the initial accounting for the transaction is incomplete at the time these financial statements were authorized for issuance. Accordingly, not all relevant disclosures are available for this transaction.

New grants

In February 2021, the Company granted pursuant to the 2016 Plan (i) RSUs and PSUs to purchase an aggregate of up to 1,520,583 Class A shares to its employees; (ii) 2,132,749 RSUs in respect of the Self-Driving Group (representing 6.3% of the equity of Self-Driving Group on a fully diluted basis); and (iii) 1,085,229 Synthetic Options in respect of four of the Company’s business units, which may be settled in Company RSUs representing 7% of the equity of each of these business units.

Lease agreements

In February 2021, the Company negotiated prolongation of lease agreements for its rented office space located in its headquarters complex in Moscow to extend lease terms until July 2024 and to change currency of lease payments from U.S. dollars to Russian rubles. The additional right-of-use assets arising from obtaining lease liability under the agreements amounted to RUB 9,509 ($128.7).

Equity Investments

In January – March 2021, the Company invested $131.2 (RUB 9,754 at the exchange rate as of the trade date) in the initial public offerings of several special purpose acquisition companies (SPACs), and to date has sold $6.1 of the initial investments (RUB 450 at the exchange rate as of the trade date).

New forward agreements

In February 2021, the Company entered into USD purchase forward agreements with a third-party bank amounted to $54.5 (RUB 4,047 at the exchange rate as of the dates of designation) designated as a hedging instrument to hedge its exposure to the variability in expected future cash flows related to forecasted purchases of servers and network equipment.